Accounting Policies - Reclassifications Out of Accumulated Other Comprehensive Loss (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income On Derivatives [Line Items]
Other income (expense), net	$ 1,201		$ (443)							$ 5,958	$ 5,304	$ 8,868	$ 6,528	$ 3,768
Income tax expense	(16,598)		(12,746)							(53,225)	(64,776)	(89,773)	(99,433)	(186,740)
Interest expense, net	(23,713)		(20,038)							(75,917)	(57,460)	(77,884)	(50,298)	(27,254)
Net income	87,739	$ 48,948	67,399	$ 72,025	$ 73,889	$ 46,328	$ 82,428	$ 90,485	$ 94,163	260,521	213,313	262,261	304,887	$ 398,628
Reclassification out of Accumulated Other Comprehensive Income | Pension and post retirement benefit plans
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income On Derivatives [Line Items]
Other income (expense), net	718		818							2,152	2,454	3,541	2,337
Income tax expense	(198)		(226)							(594)	(678)	(979)	(695)
Net income	520		592							1,558	1,776	2,562	1,642
Reclassification out of Accumulated Other Comprehensive Income | Amortization of initial net obligation and prior service cost
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income On Derivatives [Line Items]
Other income (expense), net	(375)		(422)							(1,126)	(1,266)	(1,496)	(1,652)
Reclassification out of Accumulated Other Comprehensive Income | Amortization of net loss
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income On Derivatives [Line Items]
Other income (expense), net	1,093		1,240							3,278	3,720	5,037	3,989
Reclassification out of Accumulated Other Comprehensive Income | Derivative contracts
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income On Derivatives [Line Items]
Income tax expense	(1,180)		(131)							(1,456)	(447)	(140)	(557)
Interest expense, net	4,915		497							5,770	1,653	400	1,873
Net income	$ 3,735		$ 366							$ 4,314	$ 1,206	$ 260	$ 1,316